Share-Based Payment Arrangements - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award, award vesting rights percentage	25.00%
Share based compensation arrangement by share based payment award, award vesting period	4 years
Contributed to employee through payroll deductions, description	the Company also has in place the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.
2021 ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of common shares | shares	2,263,000
Par value per share	$ 2.92
Restricted Share Units [Member] | 2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of Reverse Recapitalisation of restricted ordinary shares | shares	148,323,000	131,765,000
Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options granted , fair value	$ 2.87
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.28	$ 0.28
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees to contribute, through payroll deductions	15.00%
Exercise price of outstanding share options	$ 4.03	$ 4.03